SUBSEQUENT EVENTS (Details) - $ / shares		9 Months Ended
	Mar. 31, 2021	Feb. 28, 2021	Jul. 19, 2019	Jul. 08, 2019	Nov. 14, 2018	Sep. 06, 2018	Aug. 14, 2018
SUBSEQUENT EVENTS (Details) [Line Items]
Unit Exercise Price		$ 0.80
Mandatory conversion VWAP threshold		$ 1.20
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 1.10	$ 1.10	$ 0.75	$ 0.75	$ 0.75
Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Unit Exercise Price	$ 0.30
Mandatory conversion VWAP threshold	0.60
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.40